FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [Abstract]
Schedule of Interest Rate Risk Exposure
At 31 December 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which had yet to transition to the replacement benchmark rate:

	At 31 December 2022				At 31 December 2021
	GBP LIBOR £m	USD LIBOR £m	Other[1] £m	Total £m	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m
Non-derivative financial assets
Financial assets at fair value through profit or loss	106	36	–	142	1,753	268	–	2,021
Loans and advances to banks	–	67	–	67	–	4,106	–	4,106
Loans and advances to customers	762	1,077	43	1,882	3,542	5,975	–	9,517
Debt securities	–	–	–	–	126	–	–	126
Financial assets at amortised cost	762	1,144	43	1,949	3,668	10,081	–	13,749
Financial assets at fair value through other comprehensive income	–	–	–	–	16	–	–	16
	868	1,180	43	2,091	5,437	10,349	–	15,786
Non-derivative financial liabilities
Customer deposits	–	84	–	84	–	74	–	74
Financial liabilities at fair value through profit or loss	–	100	–	100	–	100	3	103
Debt securities in issue	–	52	–	52	–	54	26	80
	–	236	–	236	–	228	29	257
Derivative notional/contract amount
Interest rate	840	193,228	1,223	195,291	12,734	286,921	–	299,655
Cross currency	–	29,452	1,124	30,576	–	42,229	–	42,229
	840	222,680	2,347	225,867	12,734	329,150	–	341,884
1    Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.

Schedule of Functional Currency of Group Operations
Details of the Group’s structural foreign currency exposures are as follows:

	2022			2021
Foreign currency of Group operations	Euro £m	US Dollar £m	Other non-Sterling £m	Euro £m	US Dollar £m	Other non-Sterling £m
Exposure	1,843	209	5	115	134	7

Schedule of Maximum Credit Exposure

	2022			2021
	Maximum exposure £m	Offset[1] £m	Net exposure £m	Maximum exposure £m	Offset[1] £m	Net exposure £m
Financial assets at fair value through profit or loss[2,3]:
Loans and advances	24,872	–	24,872	29,538	–	29,538
Debt securities, treasury and other bills	38,109	–	38,109	47,237	–	47,237
Contracts held with reinsurers	10,906	–	10,906	12,371	–	12,371
	73,887	–	73,887	89,146	–	89,146
Derivative financial instruments	24,753	(12,330)	12,423	22,051	(11,600)	10,451
Financial assets at amortised cost, net[4]:
Loans and advances to banks, net[4]	10,632	–	10,632	7,001	–	7,001
Loans and advances to customers, net[4]	454,899	(2,171)	452,728	448,567	(1,506)	447,061
Reverse repurchase agreements, net[4]	44,865	–	44,865	54,753	–	54,753
Debt securities, net[4]	9,926	–	9,926	6,835	–	6,835
	520,322	(2,171)	518,151	517,156	(1,506)	515,650
Financial assets at fair value through other comprehensive income[2]	22,871	–	22,871	27,902	–	27,902
Reinsurance assets	616	–	616	759	–	759
Off-balance sheet items:
Acceptances and endorsements	58	–	58	191	–	191
Other items serving as direct credit substitutes	781	–	781	510	–	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,147	–	2,147	2,043	–	2,043
Irrevocable commitments and guarantees	74,692	–	74,692	71,158	–	71,158
	77,678	–	77,678	73,902	–	73,902
	720,127	(14,501)	705,626	730,916	(13,106)	717,810
1    Offset items comprise deposit amounts available for offset and amounts available for offset under master netting arrangements that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2    Excluding equity shares.
3    Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
4    Amounts shown net of related impairment allowances.
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2022		2021[1]
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages	0.26	15.48	0.17	12.44
Credit cards	2.06	20.89	1.58	17.82
Loans and overdrafts	3.36	29.75	2.42	23.57
UK Motor Finance	0.71	11.24	0.81	12.00
Commercial Banking
Loans and advances to customers	0.88	18.50	0.95	22.32
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.

Schedule of Concentration of Exposure

	2022 £m	2021 £m
Agriculture, forestry and fishing	7,447	7,729
Energy and water supply	2,552	1,978
Manufacturing	3,619	4,110
Construction	4,066	4,440
Transport, distribution and hotels	13,170	13,463
Postal and telecommunications	2,526	2,109
Property companies	21,499	23,923
Financial, business and other services	37,666	33,533
Personal:
Mortgages[1]	323,923	319,655
Other	26,154	24,604
Lease financing	766	982
Hire purchase	16,029	15,861
Total loans and advances to customers before allowance for impairment losses	459,417	452,387
Allowance for impairment losses (note 18)	(4,518)	(3,820)
Total loans and advances to customers	454,899	448,567
1    Includes both UK and overseas mortgage balances.

Schedule of Credit Quality of Assets

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Loans and advances to banks
CMS 1–5	1,223	–	–	–	1,223	–	–	–	–	–
CMS 6–10	9,366	–	–	–	9,366	11	–	–	–	11
CMS 11–14	28	27	–	–	55	–	2	–	–	2
CMS 15–18	3	–	–	–	3	2	–	–	–	2
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	10,620	27	–	–	10,647	13	2	–	–	15
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816

Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	13,573	33	–	–	13,606	2	–	–	–	2
CMS 6–10	32,070	512	–	–	32,582	37	3	–	–	40
CMS 11–14	31,591	5,627	–	–	37,218	128	93	–	–	221
CMS 15–18	3,275	4,508	–	–	7,783	47	244	–	–	291
CMS 19	–	813	–	–	813	–	74	–	–	74
CMS 20–23	–	–	3,371	–	3,371	–	–	1,070	–	1,070
	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518

In respect of:
Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
1    Drawn exposures include centralised fair value hedge accounting adjustments.

Reverse repurchase agreements
Banks
CMS 1–5	3,292	–	–	–	3,292	–	–	–	–	–
CMS 6–10	494	–	–	–	494	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,786	–	–	–	3,786	–	–	–	–	–
Customers
CMS 1–5	9,094	–	–	–	9,094	–	–	–	–	–
CMS 6–10	31,985	–	–	–	31,985	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	41,079	–	–	–	41,079	–	–	–	–	–
Total reverse repurchase agreements	44,865	–	–	–	44,865	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	17,047	–	–	–	17,047	2	–	–	–	2
CMS 6–10	29,141	135	–	–	29,276	21	2	–	–	23
CMS 11–14	9,808	1,647	–	–	11,455	28	33	–	–	61
CMS 15–18	779	800	–	–	1,579	8	43	–	–	51
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	56,775	2,667	48	–	59,490	59	88	4	–	151
Other
CMS 1–5	121	–	–	–	121	–	–	–	–	–
CMS 6–10	–	–	–	–	–	–	–	–	–	–
CMS 11–14	279	–	–	–	279	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	11	–	11	–	–	–	–	–
	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323

In respect of:
Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking	56,775	2,667	48	–	59,490	59	88	4	–	151
Other	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Loans and advances to banks
CMS 1–5	5,161	–	–	–	5,161	1	–	–	–	1
CMS 6–10	1,780	–	–	–	1,780	–	–	–	–	–
CMS 11–14	61	–	–	–	61	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	7,002	–	–	–	7,002	1	–	–	–	1
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	270,649	9,785	–	–	280,434	48	146	–	–	194
RMS 4–6	2,971	8,288	–	–	11,259	–	104	–	–	104
RMS 7–9	9	2,258	–	–	2,267	–	64	–	–	64
RMS 10	–	355	–	–	355	–	15	–	–	15
RMS 11–13	–	1,112	–	–	1,112	–	65	–	–	65
RMS 14	–	–	1,940	10,977	12,917	–	–	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail – credit cards[1]
RMS 1–3	5,076	15	–	–	5,091	9	–	–	–	9
RMS 4–6	6,023	1,092	–	–	7,115	58	43	–	–	101
RMS 7–9	819	623	–	–	1,442	29	71	–	–	100
RMS 10	–	112	–	–	112	–	22	–	–	22
RMS 11–13	–	235	–	–	235	–	82	–	–	82
RMS 14	–	–	292	–	292	–	–	128	–	128
	11,918	2,077	292	–	14,287	96	218	128	–	442
Retail – loans and overdrafts
RMS 1–3	1,426	2	–	–	1,428	5	–	–	–	5
RMS 4–6	5,794	499	–	–	6,293	79	23	–	–	102
RMS 7–9	938	286	–	–	1,224	39	33	–	–	72
RMS 10	18	74	–	–	92	2	14	–	–	16
RMS 11–13	5	244	–	–	249	1	83	–	–	84
RMS 14	–	–	271	–	271	–	–	139	–	139
	8,181	1,105	271	–	9,557	126	153	139	–	418
Retail – UK Motor Finance
RMS 1–3	8,758	465	–	–	9,223	79	6	–	–	85
RMS 4–6	2,904	844	–	–	3,748	22	19	–	–	41
RMS 7–9	583	298	–	–	881	5	15	–	–	20
RMS 10	–	69	–	–	69	–	7	–	–	7
RMS 11–13	2	152	–	–	154	–	27	–	–	27
RMS 14	–	–	201	–	201	–	–	116	–	116
	12,247	1,828	201	–	14,276	106	74	116	–	296
Retail – other[1]
RMS 1–3	9,715	228	–	–	9,943	3	4	–	–	7
RMS 4–6	1,386	265	–	–	1,651	11	8	–	–	19
RMS 7–9	–	88	–	–	88	–	3	–	–	3
RMS 10	–	2	–	–	2	–	–	–	–	–
RMS 11–13	97	10	–	–	107	–	–	–	–	–
RMS 14	–	–	169	–	169	–	–	52	–	52
	11,198	593	169	–	11,960	14	15	52	–	81
Total Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance continued	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	21,950	39	–	–	21,989	4	–	–	–	4
CMS 6–10	26,073	310	–	–	26,383	23	–	–	–	23
CMS 11–14	32,512	3,466	–	–	35,978	84	76	–	–	160
CMS 15–18	2,184	2,858	–	–	5,042	14	145	–	–	159
CMS 19	–	857	–	–	857	–	39	–	–	39
CMS 20–23	–	–	3,563	–	3,563	–	–	956	–	956
	82,719	7,530	3,563	–	93,812	125	260	956	–	1,341
Other[2]	144	–	7	–	151	400	–	6	–	406
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820

In respect of:
Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073
Commercial Banking	82,719	7,530	3,563	–	93,812	125	260	956	–	1,341
Other[2]	144	–	7	–	151	400	–	6	–	406
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.
2    Drawn exposures include centralised fair value hedge accounting adjustments and expected credit loss allowance includes a central adjustment of £400 million that was applied in respect of uncertainty in the economic outlook.

Reverse repurchase agreements
Banks
CMS 1–5	2,901	–	–	–	2,901	–	–	–	–	–
CMS 6–10	631	–	–	–	631	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,532	–	–	–	3,532	–	–	–	–	–
Customers
CMS 1–5	13,364	–	–	–	13,364	–	–	–	–	–
CMS 6–10	37,807	–	–	–	37,807	–	–	–	–	–
CMS 11–14	50	–	–	–	50	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	51,221	–	–	–	51,221	–	–	–	–	–
Total reverse repurchase agreements	54,753	–	–	–	54,753	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Retail – UK mortgages
RMS 1–3	16,947	67	–	–	17,014	1	–	–	–	1
RMS 4–6	24	25	–	–	49	–	–	–	–	–
RMS 7–9	–	3	–	–	3	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	13	72	85	–	–	–	–	–
	16,971	95	13	72	17,151	1	–	–	–	1
Retail – credit cards[1]
RMS 1–3	47,427	81	–	–	47,508	23	2	–	–	25
RMS 4–6	8,811	2,160	–	–	10,971	22	22	–	–	44
RMS 7–9	242	172	–	–	414	3	3	–	–	6
RMS 10	–	31	–	–	31	–	1	–	–	1
RMS 11–13	–	58	–	–	58	–	3	–	–	3
RMS 14	–	–	55	–	55	–	–	–	–	–
	56,480	2,502	55	–	59,037	48	31	–	–	79
Retail – loans and overdrafts
RMS 1–3	5,123	3	–	–	5,126	4	–	–	–	4
RMS 4–6	1,180	228	–	–	1,408	5	4	–	–	9
RMS 7–9	97	48	–	–	145	1	5	–	–	6
RMS 10	1	11	–	–	12	–	2	–	–	2
RMS 11–13	–	29	–	–	29	–	6	–	–	6
RMS 14	–	–	18	–	18	–	–	–	–	–
	6,401	319	18	–	6,738	10	17	–	–	27
Retail – UK Motor Finance
RMS 1–3	277	–	–	–	277	–	–	–	–	–
RMS 4–6	1,180	–	–	–	1,180	2	–	–	–	2
RMS 7–9	527	–	–	–	527	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	1	–	–	–	1	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,985	–	–	–	1,985	2	–	–	–	2
Retail – other[1]
RMS 1–3	598	–	–	–	598	–	–	–	–	–
RMS 4–6	298	–	–	–	298	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	896	–	–	–	896	1	–	–	–	1
Total Retail	82,733	2,916	86	72	85,807	62	48	–	–	110

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	26,935	1	–	–	26,936	2	–	–	–	2
CMS 6–10	19,455	47	–	–	19,502	15	–	–	–	15
CMS 11–14	7,926	1,212	–	–	9,138	24	18	–	–	42
CMS 15–18	453	347	–	–	800	6	17	–	–	23
CMS 19	–	33	–	–	33	–	3	–	–	3
CMS 20–23	–	–	67	–	67	–	–	5	–	5
	54,769	1,640	67	–	56,476	47	38	5	–	90
Other
CMS 1–5	102	–	–	–	102	–	–	–	–	–
CMS 6–10	144	–	–	–	144	–	–	–	–	–
CMS 11–14	193	–	–	–	193	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	11	–	11	–	–	–	–	–
	439	–	11	–	450	–	–	–	–	–
Total	137,941	4,556	164	72	142,733	109	86	5	–	200

In respect of:
Retail	82,733	2,916	86	72	85,807	62	48	–	–	110
Commercial Banking	54,769	1,640	67	–	56,476	47	38	5	–	90
Other	439	–	11	–	450	–	–	–	–	–
Total	137,941	4,556	164	72	142,733	109	86	5	–	200
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.

Schedule of Debt Securities Classified as Loans and Receivables
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Government securities	268	–	268	202	–	202
Asset-backed securities:
Mortgage-backed securities	3,712	–	3,712	1,457	–	1,457
Other asset-backed securities	1,946	2	1,948	1,590	18	1,608
	5,658	2	5,660	3,047	18	3,065
Corporate and other debt securities	3,993	14	4,007	3,558	13	3,571
Gross exposure	9,919	16	9,935	6,807	31	6,838
Allowance for impairment losses			(9)			(3)
Total debt securities held at amortised cost			9,926			6,835
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £nil; 2021: £18 million) and not rated (2022: £16 million; 2021: £13 million).

Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	11,196	15	11,211	14,600	13	14,613
Asset-backed securities	95	51	146	15	55	70
Corporate and other debt securities	11,470	44	11,514	13,088	46	13,134
	22,761	110	22,871	27,703	114	27,817
Treasury and other bills	–	–	–	85	–	85
Total financial assets at fair value through other comprehensive income	22,761	110	22,871	27,788	114	27,902
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £71 million; 2021: £72 million) and not rated (2022: £39 million; 2021: £42 million).

Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss	. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets:
Debt securities:
Government securities	2,185	–	2,185	6,579	–	6,579
Asset-backed securities:
Mortgage-backed securities	7	–	7	12	–	12
Other asset-backed securities	14	–	14	3	–	3
	21	–	21	15	–	15
Corporate and other debt securities	216	12	228	245	–	245
Total trading assets	2,422	12	2,434	6,839	–	6,839
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	7,871	1	7,872	11,097	4	11,101
Other public sector securities	2,510	6	2,516	2,722	9	2,731
Bank and building society certificates of deposit	7,129	4	7,133	6,294	3	6,297
Asset-backed securities:
Mortgage-backed securities	228	–	228	421	–	421
Other asset-backed securities	171	–	171	272	–	272
	399	–	399	693	–	693
Corporate and other debt securities	14,932	2,761	17,693	16,692	2,865	19,557
	32,841	2,772	35,613	37,498	2,881	40,379
Treasury and other bills	62	–	62	19	–	19
Contracts held with reinsurers	10,822	84	10,906	12,371	–	12,371
Total other financial assets mandatorily at fair value through profit or loss	43,725	2,856	46,581	49,888	2,881	52,769
Total held at fair value through profit or loss	46,147	2,868	49,015	56,727	2,881	59,608
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £1,256 million; 2021: £1,491 million) and not rated (2022: £1,612 million; 2021: £1,390 million).

Schedule of Derivative Assets

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	23,326	1,352	24,678	20,193	1,772	21,965
Hedging	53	22	75	81	5	86
Total derivative financial instruments	23,379	1,374	24,753	20,274	1,777	22,051
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £1,031 million; 2021: £1,471 million) and not rated (2022: £343 million; 2021: £306 million).

Schedule of Mortgage Lending

	Drawn balances					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	51	330	210	117	708
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	25	124	55	42	246
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12	59	20	19	110
90 per cent to 100 per cent	3,319	606	13	113	4,051	3	18	7	18	46
Greater than 100 per cent	11	104	24	156	295	–	21	19	57	97
Total	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
At 31 December 2021
Less than 70 per cent	217,830	19,766	1,717	9,872	249,185	31	247	98	110	486
70 per cent to 80 per cent	42,808	1,632	134	572	45,146	11	80	38	26	155
80 per cent to 90 per cent	12,087	253	52	184	12,576	5	28	23	16	72
90 per cent to 100 per cent	779	46	14	135	974	–	10	7	16	33
Greater than 100 per cent	125	101	23	214	463	1	29	18	42	90
Total	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

	2022		2021
EPC profile	£m	%	£m	%
A	731	0.2	563	0.2
B	37,075	11.9	34,070	11.0
C	60,086	19.2	54,636	17.7
D	93,010	29.8	88,752	28.8
E	35,015	11.2	35,086	11.4
F	6,990	2.2	7,258	2.4
G	1,519	0.5	1,546	0.5
Unrated properties	77,912	25.0	86,433	28.0
Total	312,338	100.0	308,344	100.0

Schedule of Securities Lending Transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2022 £m	2021 £m
Financial assets at fair value through profit or loss	1,463	2,348
Financial assets at fair value through other comprehensive income	5,429	1,918
Total	6,892	4,266

Schedule of Maturities of Assets and Liabilities

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–2 years £m	2–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Assets
Cash and balances at central banks	91,388	–	–	–	–	–	–	–	91,388
Financial assets at fair value through profit or loss	12,019	8,108	3,269	2,186	858	2,827	7,565	143,777	180,609
Derivative financial instruments	2,896	1,823	1,069	656	637	1,424	2,828	13,420	24,753
Loans and advances to banks	4,756	763	896	700	352	78	3,084	3	10,632
Loans and advances to customers	17,535	7,628	10,337	8,849	9,952	33,886	78,857	287,855	454,899
Reverse repurchase agreements	14,530	10,908	11,600	4,035	285	2,924	583	–	44,865
Debt securities	7	219	73	275	77	874	6,475	1,926	9,926
Financial assets at amortised cost	36,828	19,518	22,906	13,859	10,666	37,762	88,999	289,784	520,322
Financial assets at fair value through other comprehensive income	310	273	391	456	665	2,324	9,334	9,401	23,154
Other assets	1,683	1,071	189	700	211	357	922	32,470	37,603
Total assets	145,124	30,793	27,824	17,857	13,037	44,694	109,648	488,852	877,829
Liabilities
Deposits from banks	3,988	364	141	139	408	4	2,222	–	7,266
Customer deposits	446,311	8,074	5,628	2,953	4,695	3,887	3,402	381	475,331
Repurchase agreements at amortised cost	12,203	6,183	–	–	–	–	30,210	–	48,596
Financial liabilities at fair value through profit or loss	5,245	2,363	1,526	1,431	665	615	1,476	4,434	17,755
Derivative financial instruments	3,197	1,647	942	739	779	2,030	3,850	10,858	24,042
Debt securities in issue	5,562	9,761	8,646	3,940	2,114	10,124	23,964	9,708	73,819
Liabilities arising from insurance and investment contracts	1,288	1,828	2,598	2,434	2,324	9,172	27,618	102,606	149,868
Other liabilities	6,137	1,246	393	1,486	521	523	753	11,842	22,901
Subordinated liabilities	–	–	541	662	–	915	3,770	4,842	10,730
Total liabilities	483,931	31,466	20,415	13,784	11,506	27,270	97,265	144,671	830,308

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–2 years £m	2–5 years £m	Over 5 years £m	Total £m
At 31 December 2021
Assets
Cash and balances at central banks	76,420	–	–	–	–	–	–	–	76,420
Financial assets at fair value through profit or loss	10,706	8,280	6,093	2,840	878	1,784	7,553	168,637	206,771
Derivative financial instruments	1,607	804	633	304	309	947	1,997	15,450	22,051
Loans and advances to banks	4,350	332	327	11	32	29	1,918	2	7,001
Loans and advances to customers	15,279	8,624	9,792	10,949	11,107	32,096	77,714	283,006	448,567
Reverse repurchase agreements	13,678	15,111	16,651	5,107	2,526	762	918	–	54,753
Debt securities	19	1,217	19	71	305	220	2,735	2,249	6,835
Financial assets at amortised cost	33,326	25,284	26,789	16,138	13,970	33,107	83,285	285,257	517,156
Financial assets at fair value through other comprehensive income	341	598	122	322	1,552	3,029	8,861	13,312	28,137
Other assets	1,509	1,200	185	528	147	515	948	30,958	35,990
Total assets	123,909	36,166	33,822	20,132	16,856	39,382	102,644	513,614	886,525
Liabilities
Deposits from banks	2,313	376	353	177	223	353	3,774	78	7,647
Customer deposits	456,077	6,177	3,165	2,053	1,296	4,883	2,327	366	476,344
Repurchase agreements at amortised cost	1,011	92	10	3	–	–	30,009	–	31,125
Financial liabilities at fair value through profit or loss	5,711	4,921	2,439	1,969	224	212	1,748	5,899	23,123
Derivative financial instruments	1,674	826	470	341	352	1,105	1,962	11,330	18,060
Debt securities in issue	4,020	5,555	5,476	6,320	4,129	10,152	22,496	13,404	71,552
Liabilities arising from insurance and investment contracts	1,532	2,076	2,921	2,894	3,312	10,606	30,663	114,459	168,463
Other liabilities	3,721	2,876	631	1,024	778	567	743	13,611	23,951
Subordinated liabilities	21	–	96	–	–	1,307	6,464	5,220	13,108
Total liabilities	476,080	22,899	15,561	14,781	10,314	29,185	100,186	164,367	833,373

Schedule of Maturities of Liabilities
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Deposits from banks	3,925	369	714	2,227	135	7,370
Customer deposits	449,801	6,717	11,635	7,417	382	475,952
Repurchase agreements at amortised cost	12,501	6,188	904	33,054	38	52,685
Financial liabilities at fair value through profit or loss	5,297	2,397	3,725	2,293	4,747	18,459
Debt securities in issue	6,108	12,625	15,517	39,527	11,623	85,400
Liabilities arising from non-participating investment contracts	42,975	–	–	–	–	42,975
Lease liabilities	13	54	166	582	700	1,515
Subordinated liabilities	27	113	1,648	6,741	12,384	20,913
Total non-derivative financial liabilities	520,647	28,463	34,309	91,841	30,009	705,269
Derivative financial liabilities
Gross settled derivatives – outflows	55,671	43,380	40,826	34,808	20,677	195,362
Gross settled derivatives – inflows	(52,383)	(41,255)	(39,132)	(34,015)	(20,130)	(186,915)
Gross settled derivatives – net flows	3,288	2,125	1,694	793	547	8,447
Net settled derivative liabilities	13,078	82	130	752	1,501	15,543
Total derivative financial liabilities	16,366	2,207	1,824	1,545	2,048	23,990

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2021
Deposits from banks	2,318	358	789	4,213	233	7,911
Customer deposits	456,306	6,161	6,540	7,255	676	476,938
Repurchase agreements at amortised cost	1,419	492	243	30,987	7	33,148
Financial liabilities at fair value through profit or loss	6,371	5,037	4,071	2,130	5,826	23,435
Debt securities in issue	5,804	5,722	16,728	34,562	10,606	73,422
Liabilities arising from non-participating investment contracts	45,040	–	–	–	–	45,040
Lease liabilities	2	64	167	605	927	1,765
Subordinated liabilities	54	78	677	9,558	9,114	19,481
Total non-derivative financial liabilities	517,314	17,912	29,215	89,310	27,389	681,140
Derivative financial liabilities
Gross settled derivatives – outflows	39,184	30,271	32,267	39,429	21,709	162,860
Gross settled derivatives – inflows	(38,231)	(29,283)	(31,453)	(38,137)	(19,834)	(156,938)
Gross settled derivatives – net flows	953	988	814	1,292	1,875	5,922
Net settled derivative liabilities	12,099	60	52	429	1,350	13,990
Total derivative financial liabilities	13,052	1,048	866	1,721	3,225	19,912

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022	826	1,288	4,967	22,967	76,845	106,893
At 31 December 2021	1,101	1,603	6,108	26,928	87,683	123,423

Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
The following tables set out the amounts and residual maturities of the Group’s off-balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–3 years £m	3–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Acceptances and endorsements	47	11	–	–	–	–	–	–	58
Other contingent liabilities	355	744	263	240	144	554	181	447	2,928
Total contingent liabilities	402	755	263	240	144	554	181	447	2,986
Lending commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,329	19,571	143,756
Other commitments	–	–	–	–	–	–	10	29	39
Total commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,339	19,600	143,795
Total contingents, commitments and guarantees	69,386	3,174	17,904	1,826	6,583	13,341	14,520	20,047	146,781
At 31 December 2021
Acceptances and endorsements	11	180	–	–	–	–	–	–	191
Other contingent liabilities	219	658	328	184	154	295	258	457	2,553
Total contingent liabilities	230	838	328	184	154	295	258	457	2,744
Lending commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,060	11,595	4,756	142,672
Other commitments	–	–	–	–	–	17	–	44	61
Total commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,077	11,595	4,800	142,733
Total contingents, commitments and guarantees	70,667	5,107	20,349	3,846	8,026	20,372	11,853	5,257	145,477